SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 15, 2021	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Jan. 06, 2021	Dec. 31, 2020	Apr. 07, 2020	Apr. 06, 2020	Dec. 31, 2019
Note payable conversion price per share			$ 3	$ 3		$ 0.0143	$ 1.41	$ 3.326
Common stock shares issued		25,981,203				25,922,034			6,452,993
Subsequent Event [Member]
Convertible notes, conversion price	$ 3.00
Warrants purchase upon common stock	25,000
Debt instrument, principal amount	$ 50,000
Note payable conversion price per share	$ 3.00
Interest rate	12.00%
Debt conversion descriptions	The Debenture Warrants will be exercisable at any time, and from time to time, beginning six months after issuance and expiring two years after issuance, into Shares at an exercise price of $3.00 per share. The Debenture Warrants contain a repurchase right by the Company. The Shares underlying the Secured Debentures and Debenture Warrants will have registration rights. Units may be purchased in increments of $50,000, with the minimum investment being one Unit for $50,000. The Offering will be made on a continuous basis until 5:00 p.m. on March 31, 2021, which may be extended one-time by our Board of Directors until April 30, 2021 (the “Termination Date”), unless earlier terminated or canceled. There will be no closing of the Offering until a minimum of $500,000 is raised (the “Minimum Offering”). After an initial closing is held, offers to purchase Units will be aggregated for subsequent closings to be held on a monthly basis until the maximum of $2,000,000 has been raised or until the Termination Date, whichever is earlier.
Gross proceeds	$ 600,000
Subsequent Event [Member] | 8% Series A-1 Convertible Preferred shares [Member]
Common stock shares issued					43,169